SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Non-controlling interests (Details)	12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Mar. 31, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2021	Sep. 30, 2020
Noncontrolling Interest
Noncontrolling interests			$ 1,368,195	$ 1,349,505
Payments to acquire businesses and interest in affiliates	$ 28,356	¥ 200,000
Percentage of additional equity interest acquired	0.20%	0.20%
Chengdu QLS and subsidiaries
Noncontrolling Interest
Acquired equity interest, subsidiaries, percentage					7.76%
Chengdu QLS and subsidiaries
Noncontrolling Interest
Ownership interest acquired (in percent)					79.51%	71.75%
Gansu QLS
Noncontrolling Interest
Ownership interest acquired (in percent)			79.71%	79.71%
Gansu QLS
Noncontrolling Interest
Ownership interest (in percent)			0.786%
Noncontrolling interests			$ 1,161,373	$ 1,146,121
Chengdu QLS and subsidiaries
Noncontrolling Interest
Ownership interest (in percent)			20.29%
Noncontrolling interests			$ 184,899	181,315
Zhongqiao Youguan E Commerce Service Co. Ltd
Noncontrolling Interest
Ownership interest (in percent)			49.00%
Noncontrolling interests			$ 21,923	$ 22,069